Organization and Business Description (Details) - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries - VIE [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		¥ 28,836,178	¥ 22,914,613
Accounts receivable, net		16,154,956	83,295,610
Inventories		4,867	1,952,756
Deferred offering expenses			471,698
Short-term prepayments		17,269,868	36,649,107
Short-term investments		4,080,000	11,430,000
Prepaid expenses and other current assets		1,445,461	2,057,687
Amount due from the Company and its subsidiaries*	[1]	7,800,808	52,837,333
Total current assets		75,592,138	211,137,106
Right-of-use assets, net			300,024
Deferred tax assets, net		9,086,144	95,584
Property and equipment, net		109,073	155,364
Educational contents, net		36,713,836	21,088,052
Intangible assets, net			17,187,207
Goodwill			7,712,011
Long-term prepayments		28,160,377	22,349,287
Total non-current assets		74,069,430	68,887,529
Total assets		149,661,568	280,024,635
Liabilities
Accounts payable		6,737,217	23,957,344
Salary and welfare payable		876,492	1,044,602
Contract liabilities		28,195,618	49,308,974
Income taxes payable		3,816,703	1,271,290
Value added tax (“VAT”) and other tax payable			4,982,740
Other payables		1,567,742	1,650,994
Lease liabilities, current			295,367
Amount due to related parties		24,702,000	24,702,000
Total current liabilities		65,895,772	107,213,311
Non-current liabilities:
Deferred tax liabilities			2,191,500
Account payable to WFOE			47,313,302
Total non-current liabilities			49,504,802
Total liabilities		65,895,772	156,718,113
Net revenues		227,046,277	355,513,276	¥ 300,249,445
Net income (loss)		(88,740,821)	14,780,648	4,586,492
Net cash provided by operating activities		13,119,714	20,840,090	12,053,164
Net cash (used in) provided by investing activities		(7,198,149)	(18,093,127)	(5,244,697)
Net cash used in financing activities			¥ (547,302)	¥ (38,042,039)

[1]	As of December 31, 2021 and 2022, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.